Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 6,140,770	₨ 3,157,693
Property, plant and equipment, pledged as security	₨ 10,888,446	₨ 6,375,273